SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Estimated useful lives	50 years
Minimum [Member] | Building [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Construction Buildings [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years
Minimum [Member] | Building Improvements [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Building [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Construction Buildings [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Building Improvements [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years